Basis of Presentation - Reverse Stock Split (Details) $ in Millions	May 09, 2025	May 06, 2025	Sep. 23, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Reverse stock split ratio	0.04		0.0172
Allowance for excess and slow moving inventory				$ 1.0	$ 1.0
Subsequent Event
Reverse stock split ratio	0.04	0.04